Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for Mr. Semerjian(2)	Compensation Actually Paid to Mr. Semerjian(3)	Summary Compensation Table Total for Dr. Scarlett(2)	Compensation Actually Paid to Dr. Scarlett(3)	Summary Compensation Table Total for Ms. Bir(2)	Compensation Actually Paid to Ms. Bir(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On		Net Income (Loss) (In Thousands) (7)	Net Product Revenue (In Thousands) (8)
									Total Shareholder Return(6)	Peer Total Shareholder Return(6)

2025	$10,221,755	$10,176,355	$7,422,754	$(7,325,108)	$522,122	$243,248	$2,368,324	$(1,105,269)	$83	$125	($83,500)	$183,623

2024	$—	$—	$6,152,657	$15,290,185	$—	$—	$4,656,303	$5,935,936	$223	$93	($174,572)	$76,495

2023	$—	$—	$4,950,424	$4,472,564	$—	$—	$2,845,527	$2,349,061	$133	$94	($184,127)	$—

2022	$—	$—	$2,997,203	$5,898,457	$—	$—	$1,361,162	$2,480,002	$152	$90	($141,901)	$—

2021	$—	$—	$2,056,987	$1,340,341	$—	$—	$1,155,449	$832,837	$77	$100	($116,112)	$—

Named Executive Officers, Footnote	For each of the years presented in the above table, the PEOs were as follows:
•2025: Current Chief Executive Officer Harout Semerjian, Former Chief Executive Officer John Scarlett, and Interim Chief Executive Officer Dawn Bir
•2021, 2022, 2023, 2024: Former Chief Executive Officer John Scarlett
For each of the years presented in the above table, the Non-PEO NEOs were as follows:
•2025: Michelle Robertson, Andrew Grethlein, James Ziegler, Joseph Eid, and Ahmed ElNawawi
•2024: Michelle Robertson, Andrew Grethlein, James Ziegler, and Joseph Eid
•2023: Andrew Grethlein, Scott Samuels, and Michelle Robertson
•2022: Olivia Bloom and Andrew Grethlein
•2021: Olivia Bloom, Andrew Grethlein, Aleksandra Rizo, Anil Kapur, and Melissa Kelly Behrs

Peer Group Issuers, Footnote	Total Shareholder Return represents the return on a fixed investment of $100 in our Common Stock for the period beginning on the last trading day of 2020 through the last trading day of the applicable fiscal year. Total Shareholder Return for the peer group represents the return on a fixed $100 investment in the NASDAQ Biotech index for the period beginning on the last trading day of 2020 through the last trading day of the applicable fiscal year.
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to the Named Executive Officers during the applicable year. These amounts reflect total compensation as reflected in the above Summary Compensation Table for the applicable year less the grant date fair values of stock option awards included in the “Option Awards” and “Stock Awards” columns of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted as follows for each equity award granted to each Named Executive Officer. The total CAP calculation for our current PEO, Mr. Semerjian, for 2025 was as follows:

Year	Reported Summary Compensation Table Total for Mr. Semerjian	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$10,221,755	($9,695,400)	$9,650,000	$—	$—	$10,176,355

The total CAP calculation for our former PEO, Dr. Scarlett, for 2025 was as follows:

Year	Reported Summary Compensation Table Total for Dr. Scarlett	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$7,422,754	($5,386,404)	$(9,361,458)	$—	$—	$(7,325,108)

The total CAP calculation for our former interim PEO, Ms. Bir, for 2025 was as follows:

Year	Reported Summary Compensation Table Total for Ms. Bir	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO

2025	$522,122	($163,674)	$(115,200)	$—	$—	$243,248

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year, as there were no stock awards issued or reported.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Semerjian for 2025 were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year That Remained Outstanding and Unvested at the End of the Prior Year	Change in Fair Value from End of Period Year to End of Covered Year Of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Dollar Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$9,650,000	$—	$—	$—	$—	$—	$9,650,000

The amounts deducted or added in calculating the equity award adjustments for Dr. Scarlett for 2025 were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year That Remained Outstanding and Unvested at the End of the Prior Year	Change in Fair Value from End of Period Year to End of Covered Year Of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Dollar Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$—	$—	$62,449	$(412,302)	$(9,011,605)	$—	$(9,361,458)

The amounts deducted or added in calculating the equity award adjustments for Ms. Bir for 2025 were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year That Remained Outstanding and Unvested at the End of the Prior Year	Change in Fair Value from End of Period Year to End of Covered Year Of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Dollar Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	$151,200	$—	$—	$(266,400)	$—	$—	$(115,200)

In the tables above, the unvested equity values were computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,368,324	$ 4,656,303	$ 2,845,527	$ 1,361,162	$ 1,155,449
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,105,269)	5,935,936	2,349,061	2,480,002	832,837
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of Compensation Actually Paid to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine the Compensation Actually Paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefits Adjustments	Average Compensation Actually Paid to Non-PEO NEOs

2025	$2,368,324	$(1,403,400)	$(2,070,193)	$—	$—	$(1,105,269)

(a) The amounts deducted or added in calculating the total average equity award adjustments were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Change in Fair Value From End of Period Year to End of Covered Year of Equity Awards Granted in Prior years	Average Fair Value as of Vesting Date of the Equity Awards Granted and Vested in the Year	Average Change in Fair Value on Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	Average Dollar Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Incremental Fair Value of Options Modified in the Year	Average Total Equity Award Adjustments

2025	$650,472	$(1,036,796)	$63,408	$(651,249)	$(1,096,658)	$—	$630	$(2,070,193)

In the table above, the unvested equity values were computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Net Product Revenue
Total Shareholder Return Amount	$ 83	223	133	152	77
Peer Group Total Shareholder Return Amount	125	93	94	90	100
Net Income (Loss)	$ (83,500,000)	$ (174,572,000)	$ (184,127,000)	$ (141,901,000)	$ (116,112,000)
Company Selected Measure Amount	183,623,000	76,495,000	0	0	0
PEO Name		John Scarlett	John Scarlett	John Scarlett	John Scarlett
Additional 402(v) Disclosure	For each PEO, the dollar amounts represent the compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years, as applicable. For the Non-PEO NEOs, the dollar amounts represent the average amounts of compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Non-GAAP Measure Description	Net Product Revenue has been selected as the Company-Selected Measure for purposes of this Pay Versus Performance Table as it is the most important financial performance measure used by the Company to link Compensation Actually Paid to our PEO and Non-PEO NEOs to company performance. However, the Company did not generate material product revenue prior to 2024. Accordingly, for fiscal years 2021, 2022 and 2023, Net Product Revenue was $0 for each year. The Company has included these values in the table in accordance with SEC requirements, despite the Company-Selected Measure not being a meaningful indicator of performance in those years.
Harout Semerjian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,221,755
PEO Actually Paid Compensation Amount	$ 10,176,355
PEO Name	Harout Semerjian
John Scarlett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,422,754	$ 6,152,657	$ 4,950,424	$ 2,997,203	$ 2,056,987
PEO Actually Paid Compensation Amount	$ (7,325,108)	$ 15,290,185	$ 4,472,564	$ 5,898,457	$ 1,340,341
PEO Name	John Scarlett
Dawn Bir [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 522,122
PEO Actually Paid Compensation Amount	$ 243,248
PEO Name	Dawn Bir
PEO | Harout Semerjian [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Harout Semerjian [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Harout Semerjian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,695,400)
PEO | Harout Semerjian [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,650,000
PEO | Harout Semerjian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,650,000
PEO | Harout Semerjian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Harout Semerjian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Harout Semerjian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Harout Semerjian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Harout Semerjian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Scarlett [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Scarlett [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Scarlett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,386,404)
PEO | John Scarlett [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,361,458)
PEO | John Scarlett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Scarlett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Scarlett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,449
PEO | John Scarlett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,302)
PEO | John Scarlett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,011,605)
PEO | John Scarlett [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dawn Bir [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dawn Bir [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dawn Bir [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,674)
PEO | Dawn Bir [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,200)
PEO | Dawn Bir [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,200
PEO | Dawn Bir [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dawn Bir [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dawn Bir [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(266,400)
PEO | Dawn Bir [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dawn Bir [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Average Incremental Fair Value Of Options Modified In Covered Year	630
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,403,400)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,070,193)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,036,796)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,408
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(651,249)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096,658)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0